Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 30, 2011
BNY Mellon National Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
39.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.88%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Dreyfus Premier shares with redemption
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Dreyfus Premier shares without redemption
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus
Premier shares over time to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal
Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.
The performance figures in the table reflect the CDSC applicable to Dreyfus
Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Dreyfus
Premier shares from year to year. The contingent deferred sales charge (CDSC)
applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 6.65%
Worst Quarter
Q4, 2010: -3.90%
The year-to-date total return of the fund's Dreyfus Premier shares as of 9/30/11 was 6.35%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon National Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
BNY Mellon National Intermediate Municipal Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[2]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	4.29%	[3]
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Oct. 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[2]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	4.39%
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Oct. 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Dreyfus Premier shares

Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	427
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,247	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,247	[5]
Annual Return 2003	rr_AnnualReturn2003	4.15%
Annual Return 2004	rr_AnnualReturn2004	2.97%
Annual Return 2005	rr_AnnualReturn2005	1.41%
Annual Return 2006	rr_AnnualReturn2006	3.47%
Annual Return 2007	rr_AnnualReturn2007	2.70%
Annual Return 2008	rr_AnnualReturn2008	(2.76%)
Annual Return 2009	rr_AnnualReturn2009	12.66%
Annual Return 2010	rr_AnnualReturn2010	1.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2002

[1]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[3]	For comparative purposes, the value of the Index on 9/30/02 is used as the beginning value on 10/11/02.
[4]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[5]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.
[6]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.